INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Narrative Details
Obsolete raw material inventory	$ 285	$ 78
Inventory writedowns	$ 388	$ 511	$ 376